CONSOLIDATED STATEMENTS OF CASH FLOWS 1 - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Bank loans and other borrowings [Member]
Supplemental Cash Flow Information [Abstract]
Opening Balance	$ 198,968	$ 245,666
Financing cash flows	(56,912)	(49,850)
Other changes	161	3,152
Closing Balance	142,217	198,968
Lease liabilities [member]
Supplemental Cash Flow Information [Abstract]
Opening Balance	26,113	33,272
Financing cash flows	(58,276)	(56,930)
Other changes	65,967	49,771
Closing Balance	$ 33,804	$ 26,113